Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net operating loss carryforward	$ 10,176,684	$ 8,327,426
Option compensation	1,835,472	1,630,140
Property, plant and equipment	634,124	423,904
Exploration costs	531,496	570,719
Reclamation and remediation costs	235,318	235,318
Gross deferred income tax assets	13,413,094	11,187,507
Less: valuation allowance	(2,339,026)	(726,050)
Net deferred income tax assets	11,074,068	10,461,457
Unrealized gains on investments	(6,877)	(10,961)
Acquisition related liabilities	(11,067,191)	(11,067,191)
Net deferred income tax liabilities	$ 0	$ (616,695)